Commitments, contingencies and guarantees - Commitments Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Minimum lease payments payable under non-cancellable operating lease	$ 706,140,000
Lease expenditure charged to earnings	185,292,000	$ 200,424,000
Subleases income	12,560,000	14,653,000
Total future minimum subleases payments expected to be received under non-cancellable subleases	4,075,000	$ 12,868,000
Minimum payments due under long-term service and other agreements	$ 283,469,000